COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
TAT Technologies Ltd [Member]
Lease commitments:
Future minimum rental payments under non-cancelable operating leases, due 2013	$ 601,000
Future minimum rental payments under non-cancelable operating leases, due 2014	610,000
Future minimum rental payments under non-cancelable operating leases, due 2015	618,000
Future minimum rental payments under non-cancelable operating leases, due 2016	627,000
Future minimum rental payments under non-cancelable operating leases, due 2017	559,000
Total future minimum rental payments under non-cancelable operating leases	3,015,000
TAT Technologies Ltd [Member] | TAT Industries [Member]
Lease commitments:
Lease expenses	416,000	[1]	408,000	[1]	371,000	[1]
TAT Technologies Ltd [Member] | TAT Industries [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2020
Limco Piedmont Inc [Member]
Lease commitments:
Lease expense	126,000		258,000		246,000
Limco Piedmont Inc [Member] | Minimum [Member]
Lease commitments:
Monthly rent payments owed on leased properties	3,500
Limco Piedmont Inc [Member] | Maximum [Member]
Lease commitments:
Monthly rent payments owed on leased properties	8,000
Lease expiration date	Dec. 31, 2017
Bental Industries Ltd. [Member]
Lease commitments:
Annual rent payments owed to related party for use of plant	$ 50,000
Bental Industries Ltd. [Member] | Maximum [Member]
Lease commitments:
Lease expiration date	Dec. 31, 2013

[1]	During 2000, TAT entered into a lease agreement with TAT Industries, pursuant to which the Company leases from TAT Industries approximately 344,000 square feet, including 90,000 square feet of manufacturing, office and storage space, for a period of 24 years and eleven months for an annual rental fee which is subject to revaluation every fifth year by a real estate appraiser, with an additional incremental payment of 2% per year. In 2010, following a revaluation by a real estate appraiser, the rental fee was increased to $400 per year with an additional incremental payment of 2% per year. The rental fee will be revaluated again in 2015 (the "Next Revaluation"). The Company's Audit Committee has reapproved the said agreement until the Next Revaluation.